POST RETIREMENT BENEFIT PLAN - Components of net periodic benefit cost (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of net periodic benefit cost
Service cost	$ 138	$ 91	$ 24
Interest cost	292	351	139
Recognized net actuarial (gain) loss	190		(205)
Net periodic pension cost	$ 620	$ 442	$ (42)